Reconciliation Of Changes In Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 26.3	$ 29.2	$ 24.3
Additions based on tax positions related to the current year	14.4	(2.4)	3.5
Changes for tax positions of prior years	(1.4)	(0.1)	1.4
Reductions as a result of a lapse of applicable statute of limitations	(1.6)		(0.4)
Settlements	(0.9)	(0.2)	(0.7)
Changes due to foreign currency	(1.8)	(0.2)	1.1
Balance at December 31	$ 35.0	$ 26.3	$ 29.2